Basis of preparation of financial statements	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory [Abstract]
Basis of preparation of financial statements
2.	Basis of preparation of financial statements

(a)	Statement of compliance
These consolidated financial statements of the Company and its subsidiaries were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements were authorized for issue by the Board of Directors on April 2
7
, 2022.

(b)	Basis of presentation
The consolidated financial statements have been prepared on the historical cost basis except for contingent consideration and the investment in Sensible Medical which are measured at fair value.
During the year-ended December, 31, 2021, the
COVID-19
outbreak continues to impact the operations of the Company. The outbreak and efforts to contain the virus may have a significant impact on the Company’s business. The
COVID-19
outbreak has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. A prolonged economic shutdown could result in purchase order delays or the inability to collect receivables and it is possible that in the future there will be negative impacts on the Company’s operations that could have a material adverse effect on its financial results. Although the Company has adjusted some of its operating procedures in response to
COVID-19,
operations have not experienced any significant negative impact to date. The extent to which the pandemic impacts future operations and financial results, and the duration of any such impact, depends on future developments, which are highly uncertain and unknown at this time.
(c)	Functional and presentation currency
The consolidated financial statements are presented in Canadian dollars, which is the Company’s functional currency. All financial information presented has been rounded to the nearest thousand dollar except where indicated otherwise. The Company has rounded comparative figures, which were previously presented as rounded to the nearest dollar, to the nearest thousand dollar to conform to current year presentation. Additionally, certain of the comparative figures have been reclassified to conform with the current year presentation, namely for the current year presentation selling expenses have been presented separately from general and administration expenses on the statements of net (loss) income and comprehensive (loss) income.

(d)	Use of estimates and judgments
The preparation of these consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about key assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are included in the following notes to the consolidated financial statements for the year ended December 31, 2021:

•	Note 3(c)(ii): The valuation of the royalty obligation

•	Note 3(e): The accruals for returns, chargebacks, rebates and discounts
Chargebacks are considered the most significant estimates and result from wholesalers selling the Company’s products to end hospitals at prices lower than the wholesaler acquisition cost, which results in variable consideration for the Company. The provision is estimated using historical chargeback experience, timing of actual chargebacks processed during the year, expected chargeback levels based on the remaining products in the wholesaler distribution channel and pricing differences. Estimating the chargeback accrual is complex and judgmental due to the level of uncertainty involved in management’s estimates for product that remains in the wholesaler distribution channel as period end, the extent of product sales that were expected to be subject to chargebacks and pricing differences.

•	Note 3(i): The measurement and useful lives of intangible assets

•	Note 3(o): The measurement of the amount and assessment of the recoverability of income tax assets and income tax provisions

•	Note 3(q): The measurement and valuation of intangible assets and contingent consideration acquired and recorded as business combinations

•	Note 3(I): Impairment of non-financial assets
The Company’s annual goodwill impairment test is based on value-in-use calculations that use a discounted cash flow model. These calculations require the use of estimates and forecasts of future cash flows. The recoverable amount is most sensitive to the discount rate, revenue growth rate, and operating margin. A change in any of the significant assumptions or estimates used to evaluate goodwill could result in a material change to the results of operations. The key assumptions used to determine the recoverable amount are further explained in note 9.

•	Note 3(r): The incremental borrowing rate (“IBR”) used in the valuation of leases